Report Of The Directors Strategic Report - Adjusted Results Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Consolidation Items [Line Items]
Revenue	$ 29,372	$ 26,493	$ 27,287
ECL	(1,140)	(1,360)	(407)
Operating expenses	(17,149)	(17,110)	(17,549)
Share of profit in associates and joint ventures	1,324	1,155	1,381
Profit before tax	12,407	9,178	10,712
Adjusted
Consolidation Items [Line Items]
Revenue	28,495	26,333	26,381
ECL	(1,140)	(1,357)	(357)
Operating expenses	(16,163)	(16,550)	(15,615)
Share of profit in associates and joint ventures	1,324	1,167	1,314
Profit before tax	12,516	9,593	11,723
Currency translation
Consolidation Items [Line Items]
Revenue		75	1,160
ECL		(3)	(50)
Operating expenses		(72)	(770)
Share of profit in associates and joint ventures		(12)	67
Profit before tax		(12)	407
Significant items
Consolidation Items [Line Items]
Revenue	877	85	(254)
ECL	0	0	0
Operating expenses	(986)	(488)	(1,164)
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ (109)	$ (403)	$ (1,418)